Note 19 Tax recognized in total equity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Tax recognized in total equity [Line Items]
Tax recognized in total equity	€ 285	€ 745	€ (207)
Debt securities [Member]
Tax recognized in total equity [Line Items]
Tax recognized in total equity	217	801	(174)
Equity investments [member]
Tax recognized in total equity [Line Items]
Tax recognized in total equity	€ 68	€ (56)	€ (33)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).